UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

Vincent P. Corti

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The New Economy Fund®

Semi-annual report for the six months ended May 31, 2013

The New Economy Fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	18.78%	7.46%	8.72%

For other share class results, see americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.87% for Class A shares as of the prospectus dated February 1, 2013 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The New Economy Fund returned 19.6% for the six months ended May 31, 2013. This exceeded the 16.4% return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, and the 15.1% return (not including expenses) of the Global Service and Information Index, an unmanaged index that tracks companies in the services and information sectors around the world. That figure also compares with the 16.4% return of the Lipper Growth Funds Index, which measures a number of growth funds, and the 10.5% return of the Lipper International Funds Index, which measures funds invested in securities whose primary trading markets are outside the U.S.

For the 10-year period ending May 31, 2013, The New Economy Fund had an average annual total return of 9.7%, compared with 7.6% for the S&P 500 and 7.1% for the Global Service and Information Index. That figure also compares with the 6.7% return of the Lipper Growth Funds Index and the 8.8% return for the Lipper International Funds Index.

Results at a glance

(for periods ended May 31, 2013, with all distributions reinvested)

			Average annual total returns
					Lifetime
	Total returns				(since
	6 months	1 year	5 years	10 years	12/1/83)
The New Economy Fund (Class A shares)	19.6%	33.7%	7.0%	9.7%	11.1%
Lipper Growth Funds Index	16.4	27.0	4.3	6.7	8.9
Lipper International Funds Index	10.5	28.7	–1.0	8.8	N/A
Global Service and Information Index*†	15.1	28.8	3.6	7.1	N/A
Standard & Poor’s 500 Composite Index†	16.4	27.3	5.4	7.6	10.7

*The index is compiled by Capital Research and Management Company, the investment adviser to the fund.

†This index is unmanaged and, therefore, has no expenses.

The New Economy Fund	1

Changing dynamics

In many regions around the world, market dynamics are shifting. In the U.S., as the Federal Reserve begins to consider unwinding its quantitative easing programs, stock and bond markets are reacting poorly in anticipation of these potential moves. In the long term, reliance on market forces to determine the level of interest rates should prove healthier and is indicative of continuing, though slow, progress in the economic expansion. In many emerging markets, slower growth and concern over government policies as well as currency moves have added to volatility. In Japan, new political leadership has caused excitement over new measures intended to stimulate investment and demand. In Europe, while the European Central Bank (ECB) and other regional entities continue to work to lift Southern Europe out of its recession, fiscal austerity measures have proved to be difficult to digest in the near term.

Signs of optimism are ongoing — namely, the nascent housing and auto resurgence in the U.S., some growth in the manufacturing sector and the strength of many global corporations’ earnings. While much of

Where the fund’s assets are invested	(percent of net assets)

	As of 5/31/13	As of 11/30/12
United States	56.2%	58.6%

Europe
Euro zone*	6.8	6.1
United Kingdom	4.5	3.7
Other Europe	2.7	2.7
	14.0	12.5

Asia & Pacific Basin
Hong Kong	7.1	8.0
China	4.4	5.4
Japan	2.4	1.3
South Korea	1.3	1.5
Indonesia	1.1	1.1
Philippines	0.8	0.9
Other Asia & Pacific Basin	2.6	2.4
	19.7	20.6

Other (including Latin America)
South Africa	0.3	0.2
Israel	0.1	0.2
	0.4	0.4

Short-term securities & other assets less liabilities	9.7	7.9
	100.0%	100.0%

*	Countries using the common currency, the euro, are Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

2	The New Economy Fund

Europe continues to struggle for growth, there have been some very positive fundamental improvements in tax and spending policies, which should help in the long run. On a longer term view, the increase in wealth and purchasing power of the growing consumer class in emerging markets should continue to stimulate global demand.

The fund’s portfolio in review

All of The New Economy Fund’s top-10 holdings yielded positive absolute results for the six months, and many of the fund’s largest holdings had very good returns compared to the broader stock market. In particular, many of our holdings in the health care sector did well. The fund’s largest holding by percent of total assets, Gilead Sciences, rose 45.3%. Alexion Pharmaceuticals, the portfolio’s sixth-largest holding, was up 1.6% absolute, but it lagged the broader markets; and Thermo Fisher Scientific, a U.S.-based laboratory equipment company and the fund’s ninth-largest holding, was up 39.0%.

The holding that had the greatest impact to the portfolio’s results for the six months was the fund’s third-largest holding, Netflix, which gained 176.9%. Google, the fund’s fourth-largest holding, was up 24.6%. SOFTBANK, a Japan-based telecommunications and internet company that is the fund’s fifth-largest holding, rose 33.4%. Finally, two of the fund’s top holdings were up, though not as much as the market during the period — Samsung Electronics and Amazon returned 3.9% and 6.7%, respectively.

Looking ahead

While the U.S. recovery continues to slowly move forward, and Europe shows modest signs of improvement (though with a good deal of volatility) a number of crosscurrents remain. Among these, China’s banking system in particular bears watching. Also, as many countries begin to wean themselves from the unusually strong dependence on fiscal policy to maintain economic stability, there are likely to be increased volatility and perhaps temporary disruptions. In this environment, we continue to focus on individual companies, and strive to take advantage of volatility to add or initiate positions in well-managed companies that we believe have growth potential and are attractively priced.

We thank you for your long-term commitment and investment in The New Economy Fund.

Sincerely,

Timothy D. Armour

Vice Chairman of the Board

Claudia P. Huntington
President

July 15, 2013

For current information about the fund,
visit americanfunds.com.

The New Economy Fund	3

Summary investment portfolio May 31, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Industry sector diversification	(percent of net assets)

Country diversification	(percent of net assets)
United States	56.2%
Hong Kong	7.1
Euro zone*	6.8
United Kingdom	4.5
China	4.4
Japan	2.4
Korea	1.3
Indonesia	1.1
Russian Federation	0.8
Sweden	0.8
Other countries	4.9
Short-term securities & other assets less liabilities	9.7

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, the Netherlands and Spain.

Common stocks — 90.18%	Shares	Value (000)	Percent of net assets
Health care — 21.69%
Gilead Sciences, Inc.[1]	5,413,300	$294,917	3.04%
Alexion Pharmaceuticals, Inc.[1]	1,522,600	148,514	1.53
Hologic, Inc.[1]	7,054,550	146,382	1.51
Thermo Fisher Scientific Inc.	1,416,000	125,033	1.29
Forest Laboratories, Inc.[1]	2,400,000	95,400	.98
Illumina, Inc.[1]	1,271,376	89,403	.92
BioMarin Pharmaceutical Inc.[1]	1,355,730	85,004	.87
Biogen Idec Inc.[1]	335,600	79,702	.82
Allergan, Inc.	724,700	72,100	.74
William Demant Holding A/S1,2	873,000	69,669	.72

4	The New Economy Fund

Common stocks	Shares	Value (000)	Percent of net assets
McKesson Corp.	600,000	$68,316	.70%
Celesio AG2	3,167,000	65,463	.67
Stryker Corp.	984,000	65,328	.67
Other securities		702,161	7.23
		2,107,392	21.69

Consumer discretionary — 19.83%
Galaxy Entertainment Group Ltd.[1,2]	49,909,000	259,859	2.67
Netflix, Inc.[1]	1,098,000	248,422	2.56
lululemon athletica inc.[1]	1,714,100	133,374	1.37
Sky Deutschland AG1,2	16,303,088	109,090	1.12
MGM China Holdings Ltd.[2]	36,772,000	98,028	1.01
Daily Mail and General Trust PLC, Class A, nonvoting[2]	8,020,821	93,014	.96
Amazon.com, Inc.[1]	333,200	89,641	.92
News Corp., Class A	2,679,164	86,028	.89
Sands China Ltd.[2]	15,342,800	81,396	.84
Melco Crown Entertainment Ltd. (ADR)[1]	2,881,000	68,510	.71
DIRECTV[1]	1,012,100	61,870	.64
Other securities		596,929	6.14
		1,926,161	19.83

Information technology — 19.28%
Google Inc., Class A1	240,700	209,508	2.16
Samsung Electronics Co. Ltd.[2]	90,437	121,961	1.26
Accenture PLC, Class A	1,230,000	100,995	1.04
Texas Instruments Inc.	2,555,000	91,699	.94
NetEase, Inc. (ADR)	1,398,000	89,374	.92
Intuit Inc.	1,520,000	88,829	.91
Microsoft Corp.	2,129,400	74,273	.76
Baidu, Inc., Class A (ADR)[1]	749,000	72,383	.75
Youku Inc., Class A (ADR)[1]	3,240,000	66,258	.68
Other securities		957,724	9.86
		1,873,004	19.28

Financials — 9.16%
AIA Group Ltd.[2]	18,542,200	81,828	.84
SVB Financial Group[1]	835,000	64,621	.66
State Street Corp.	932,700	61,726	.64
Other securities		681,702	7.02
		889,877	9.16

Industrials — 8.64%
Nielsen Holdings NV	3,704,000	125,603	1.29
Ryanair Holdings PLC (ADR)	2,274,700	111,096	1.14
PT AKR Corporindo Tbk[1,2]	173,899,680	94,776	.97

The New Economy Fund	5

Common stocks	Shares	Value (000)	Percent of net assets
Industrials (continued)
Union Pacific Corp.	437,977	$67,720	.70%
CSX Corp.	2,654,722	66,926	.69
AirAsia Bhd.[2]	62,860,000	64,752	.67
Other securities		308,921	3.18
		839,794	8.64

Telecommunication services — 4.53%
SOFTBANK CORP.[2]	3,463,000	173,210	1.78
Crown Castle International Corp.[1]	1,191,300	84,880	.87
Other securities		182,361	1.88
		440,451	4.53

Energy — 1.28%
Schlumberger Ltd.	1,122,400	81,969	.85
Other securities		41,878	.43
		123,847	1.28

Consumer staples — 0.73%
Costco Wholesale Corp.	650,000	71,286	.73

Utilities — 0.27%
Other securities		26,389	.27

Miscellaneous — 4.77%
Other common stocks in initial period of acquisition		463,357	4.77

Total common stocks (cost: $6,124,165,000)		8,761,558	90.18

Preferred stocks — 0.10%
Financials — 0.10%
Other securities		10,114	.10

Total preferred stocks (cost: $9,215,000)		10,114	.10

Short-term securities — 9.42%	Principal amount (000)
Freddie Mac 0.097%–0.16% due 6/24/2013–4/21/2014	$153,580	153,523	1.58
Fannie Mae 0.10%–0.18% due 6/25–8/19/2013	141,600	141,592	1.46
Coca-Cola Co. 0.09%–0.18% due 6/18–12/5/2013[3]	128,100	128,086	1.32
Federal Home Loan Bank 0.11%–0.125% due 7/2–7/24/2013	79,100	79,095	.81
Other securities		412,572	4.25

Total short-term securities (cost: $914,816,000)		914,868	9.42

6	The New Economy Fund

	Value (000)	Percent of net assets
Total investment securities (cost: $7,048,196,000)	$9,686,540	99.70%
Other assets less liabilities	28,692	.30

Net assets	$9,715,232	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $6,608,000, a cost of $31,574,000, and which represented .07% of the net assets of the fund) was acquired from 9/6/2000 to 4/18/2002 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2013, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 5/31/2013 (000)
Exelixis, Inc.[1]	10,950,900	980,000	—	11,930,900	$—	$57,746
NuVasive, Inc.[1]	2,205,286	45,000	—	2,250,286	—	48,876
Avanti Communications Group PLC[1,2]	6,933,372	—	—	6,933,372	—	28,170
					$—	$134,792

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,888,440,000, which represented 29.73% of the net assets of the fund. This amount includes $2,881,832,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $426,478,000, which represented 4.39% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

The New Economy Fund	7

Financial statements

Statement of assets and liabilities at May 31, 2013	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $6,894,896)	$9,551,748
Affiliated issuers (cost: $153,300)	134,792	$9,686,540
Cash		110
Receivables for:
Sales of investments	14,116
Sales of fund’s shares	21,758
Dividends and interest	13,740	49,614
		9,736,264
Liabilities:
Payables for:
Purchases of investments	2,991
Repurchases of fund’s shares	7,545
Investment advisory services	3,284
Services provided by related parties	5,175
Trustees’ deferred compensation	1,849
Other	188	21,032
Net assets at May 31, 2013		$9,715,232

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,553,699
Undistributed net investment income		20,760
Undistributed net realized gain		502,614
Net unrealized appreciation		2,638,159
Net assets at May 31, 2013		$9,715,232

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (293,277 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$7,194,538	216,465	$33.24
Class B	51,081	1,613	31.66
Class C	245,884	7,855	31.30
Class F-1	235,350	7,069	33.29
Class F-2	162,482	4,889	33.23
Class 529-A	255,510	7,739	33.02
Class 529-B	7,732	243	31.75
Class 529-C	75,281	2,375	31.70
Class 529-E	13,042	399	32.71
Class 529-F-1	17,006	516	32.98
Class R-1	26,663	833	32.00
Class R-2	145,933	4,541	32.14
Class R-3	206,679	6,309	32.76
Class R-4	191,687	5,805	33.02
Class R-5	170,646	5,118	33.34
Class R-6	715,718	21,508	33.28

See Notes to Financial Statements

8	The New Economy Fund

Statement of operations for the six months ended May 31, 2013	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,609)	$64,245
Interest (net of non-U.S. taxes of $17)	656	$64,901

Fees and expenses*:
Investment advisory services	17,524
Distribution services	11,286
Transfer agent services	6,727
Administrative services	857
Reports to shareholders	379
Registration statement and prospectus	189
Trustees’ compensation	462
Auditing and legal	46
Custodian	453
State and local taxes	31
Other	245	38,199
Net investment income		26,702

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	527,141
Currency transactions	(380)	526,761
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $81)	987,196
Currency translations	66	987,262
Net realized gain and unrealized appreciation on investments and currency		1,514,023
Net increase in net assets resulting from operations		$1,540,725

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The New Economy Fund	9

Statements of changes in net assets	(dollars in thousands)

	Six months ended May 31, 2013 *	Year ended November 30, 2012

Operations:
Net investment income	$26,702	$41,858
Net realized gain on investments and currency transactions	526,761	302,895
Net unrealized appreciation on investments and currency translations	987,262	987,990
Net increase in net assets resulting from operations	1,540,725	1,332,743

Dividends and distributions paid to shareholders:
Dividends from net investment income	(46,579)	(32,433)
Distributions from net realized gain on investments	(236,050)	—
Total dividends and distributions paid to shareholders	(282,629)	(32,433)

Net capital share transactions	656,836	(348,396)

Total increase in net assets	1,914,932	951,914

Net assets:
Beginning of period	7,800,300	6,848,386
End of period (including undistributed net investment income:
$20,760 and $40,637, respectively)	$9,715,232	$7,800,300

*Unaudited.

See Notes to Financial Statements

10	The New Economy Fund

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2013; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The New Economy Fund	11

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

12	The New Economy Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

The New Economy Fund	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities.

14	The New Economy Fund

Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$1,758,709	$348,683	$—	$2,107,392
Consumer discretionary	1,030,531	889,022	6,608	1,926,161
Information technology	1,416,085	456,919	—	1,873,004
Financials	428,372	461,505	—	889,877
Industrials	604,481	235,313	—	839,794
Telecommunication services	130,357	310,094	—	440,451
Energy	123,847	—	—	123,847
Consumer staples	71,286	—	—	71,286
Utilities	—	26,389	—	26,389
Miscellaneous	309,450	153,907	—	463,357
Preferred stocks	—	10,114	—	10,114
Short-term securities	—	914,868	—	914,868
Total	$5,873,118	$3,806,814	$6,608	$9,686,540

*	Securities with a market value of $2,591,263,000, which represented 26.67% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

The New Economy Fund	15

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

16	The New Economy Fund

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2012, the fund had tax basis undistributed ordinary income of $42,294,000, capital loss deferral of $23,361,000, and undistributed long-term capital gains of $235,263,000.

As of May 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$2,885,548
Gross unrealized depreciation on investment securities	(247,204)
Net unrealized appreciation on investment securities	2,638,344
Cost of investment securities	7,048,196

The New Economy Fund	17

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2013			Year ended November 30, 2012
		Long-term	Total			Long-term	Total
	Ordinary	capital	distributions	Ordinary		capital	distributions
Share class	income	gains	paid	income		gains	paid
Class A	$35,632	$178,162	$213,794	$25,493		$—	$25,493
Class B	—	1,543	1,543	—		—	—
Class C	—	5,991	5,991	—	*	—	—
Class F-1	786	4,288	5,074	624		—	624
Class F-2	998	3,248	4,246	552		—	552
Class 529-A	1,139	6,060	7,199	767		—	767
Class 529-B	—	234	234	—		—	—
Class 529-C	—	1,911	1,911	—	*	—	—
Class 529-E	33	309	342	15		—	15
Class 529-F-1	101	391	492	66		—	66
Class R-1	—	701	701	—		—	—
Class R-2	—	3,844	3,844	—		—	—
Class R-3	491	5,174	5,665	274		—	274
Class R-4	1,047	4,799	5,846	712		—	712
Class R-5	1,192	3,825	5,017	892		—	892
Class R-6	5,160	15,570	20,730	3,038		—	3,038
Total	$46,579	$236,050	$282,629	$32,433		$—	$32,433

*Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2013, the investment advisory services fee was $17,524,000, which was equivalent to an annualized rate of 0.403% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

18	The New Economy Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

The New Economy Fund	19

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described on the previous page for the six months ended May 31, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$7,821	$5,563	$326	Not applicable
Class B	251	47	Not applicable	Not applicable
Class C	1,059	182	53	Not applicable
Class F-1	224	118	45	Not applicable
Class F-2	Not applicable	58	32	Not applicable
Class 529-A	236	154	56	$111
Class 529-B	37	6	2	4
Class 529-C	335	50	17	33
Class 529-E	29	5	3	6
Class 529-F-1	—	10	4	7
Class R-1	117	14	6	Not applicable
Class R-2	498	235	34	Not applicable
Class R-3	461	159	46	Not applicable
Class R-4	218	89	44	Not applicable
Class R-5	Not applicable	36	37	Not applicable
Class R-6	Not applicable	1	152	Not applicable
Total class-specific expenses	$11,286	$6,727	$857	$161

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $462,000, shown on the accompanying financial statements, includes $205,000 in current fees (either paid in cash or deferred) and a net increase of $257,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

20	The New Economy Fund

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2013

Class A	$605,881	19,596	$208,058	7,397		$(481,955)	(15,806)	$331,984	11,187
Class B	3,416	115	1,531	57		(10,924)	(372)	(5,977)	(200)
Class C	47,045	1,604	5,896	222		(23,749)	(818)	29,192	1,008
Class F-1	88,509	2,828	4,991	177		(27,367)	(892)	66,133	2,113
Class F-2	49,849	1,612	3,851	137		(16,271)	(541)	37,429	1,208
Class 529-A	31,488	1,032	7,189	257		(13,482)	(445)	25,195	844
Class 529-B	377	13	234	8		(1,637)	(56)	(1,026)	(35)
Class 529-C	8,303	284	1,909	71		(4,883)	(168)	5,329	187
Class 529-E	1,628	54	342	13		(594)	(20)	1,376	47
Class 529-F-1	2,968	96	491	18		(1,126)	(37)	2,333	77
Class R-1	4,845	160	701	26		(5,035)	(172)	511	14
Class R-2	23,847	800	3,839	141		(25,117)	(849)	2,569	92
Class R-3	39,323	1,295	5,659	204		(33,303)	(1,114)	11,679	385
Class R-4	35,898	1,187	5,845	209		(25,823)	(840)	15,920	556
Class R-5	29,247	949	5,009	178		(16,026)	(528)	18,230	599
Class R-6	125,517	4,056	20,730	737		(30,288)	(986)	115,959	3,807
Total net increase (decrease)	$1,098,141	35,681	$276,275	9,852		$(717,580)	(23,644)	$656,836	21,889

Year ended November 30, 2012

Class A	$520,447	19,362	$24,629	1,044		$(921,314)	(34,589)	$(376,238)	(14,183)
Class B	3,885	151	—	—		(26,445)	(1,046)	(22,560)	(895)
Class C	31,070	1,223	—	—		(48,106)	(1,914)	(17,036)	(691)
Class F-1	56,584	2,092	611	26		(82,817)	(3,076)	(25,622)	(958)
Class F-2	47,810	1,740	440	19		(27,751)	(1,031)	20,499	728
Class 529-A	34,535	1,305	766	33		(25,062)	(945)	10,239	393
Class 529-B	350	14	—	—		(4,094)	(163)	(3,744)	(149)
Class 529-C	10,843	426	—	—		(9,543)	(374)	1,300	52
Class 529-E	1,704	65	15	—	†	(1,465)	(57)	254	8
Class 529-F-1	3,231	120	66	3		(2,377)	(91)	920	32
Class R-1	6,015	232	—	—		(9,901)	(380)	(3,886)	(148)
Class R-2	35,868	1,386	—	—		(45,105)	(1,751)	(9,237)	(365)
Class R-3	49,626	1,885	274	12		(60,409)	(2,299)	(10,509)	(402)
Class R-4	52,920	1,994	711	30		(60,124)	(2,279)	(6,493)	(255)
Class R-5	25,996	956	890	38		(28,021)	(1,033)	(1,135)	(39)
Class R-6	135,693	5,159	3,038	128		(43,879)	(1,623)	94,852	3,664
Total net increase (decrease)	$1,016,577	38,110	$31,440	1,333		$(1,396,413)	(52,651)	$(348,396)	(13,208)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,473,641,000 and $1,398,002,000, respectively, during the six months ended May 31, 2013.

The New Economy Fund	21

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 5/31/2013[4,5]	$28.83	$.10	$5.37	$5.47
	Year ended 11/30/2012	24.14	.16	4.65	4.81
	Year ended 11/30/2011	24.22	.11	(.02)	.09
	Year ended 11/30/2010	21.87	.18	2.28	2.46
	Year ended 11/30/2009	15.22	.12	6.76	6.88
	Year ended 11/30/2008	30.09	.29	(12.57)	(12.28)
Class B:	Six months ended 5/31/2013[4,5]	27.45	(.02)	5.11	5.09
	Year ended 11/30/2012	23.04	(.05)	4.46	4.41
	Year ended 11/30/2011	23.14	(.08)	(.02)	(.10)
	Year ended 11/30/2010	20.95	— [7]	2.19	2.19
	Year ended 11/30/2009	14.50	(.02)	6.50	6.48
	Year ended 11/30/2008	28.80	.10	(12.00)	(11.90)
Class C:	Six months ended 5/31/2013[4,5]	27.15	(.02)	5.05	5.03
	Year ended 11/30/2012	22.80	(.05)	4.40	4.35
	Year ended 11/30/2011	22.90	(.08)	(.02)	(.10)
	Year ended 11/30/2010	20.75	— [7]	2.16	2.16
	Year ended 11/30/2009	14.39	(.02)	6.44	6.42
	Year ended 11/30/2008	28.63	.10	(11.91)	(11.81)
Class F-1:	Six months ended 5/31/2013[4,5]	28.87	.10	5.36	5.46
	Year ended 11/30/2012	24.16	.16	4.66	4.82
	Year ended 11/30/2011	24.23	.11	(.01)	.10
	Year ended 11/30/2010	21.90	.18	2.28	2.46
	Year ended 11/30/2009	15.11	.12	6.77	6.89
	Year ended 11/30/2008	29.91	.28	(12.48)	(12.20)
Class F-2:	Six months ended 5/31/2013[4,5]	28.88	.14	5.36	5.50
	Year ended 11/30/2012	24.19	.23	4.65	4.88
	Year ended 11/30/2011	24.27	.18	(.02)	.16
	Year ended 11/30/2010	21.93	.24	2.29	2.53
	Year ended 11/30/2009	15.24	.14	6.81	6.95
	Period from 8/1/2008 to 11/30/2008[4]	22.62	.07	(7.45)	(7.38)
Class 529-A:	Six months ended 5/31/2013[4,5]	28.65	.09	5.32	5.41
	Year ended 11/30/2012	24.00	.14	4.63	4.77
	Year ended 11/30/2011	24.10	.10	(.02)	.08
	Year ended 11/30/2010	21.77	.17	2.27	2.44
	Year ended 11/30/2009	15.16	.12	6.72	6.84
	Year ended 11/30/2008	29.98	.28	(12.52)	(12.24)
Class 529-B:	Six months ended 5/31/2013[4,5]	27.54	(.04)	5.13	5.09
	Year ended 11/30/2012	23.15	(.08)	4.47	4.39
	Year ended 11/30/2011	23.27	(.11)	(.01)	(.12)
	Year ended 11/30/2010	21.09	(.02)	2.20	2.18
	Year ended 11/30/2009	14.63	(.03)	6.54	6.51
	Year ended 11/30/2008	29.05	.08	(12.12)	(12.04)
Class 529-C:	Six months ended 5/31/2013[4,5]	27.49	(.03)	5.12	5.09
	Year ended 11/30/2012	23.11	(.07)	4.45	4.38
	Year ended 11/30/2011	23.24	(.10)	(.02)	(.12)
	Year ended 11/30/2010	21.06	(.01)	2.19	2.18
	Year ended 11/30/2009	14.62	(.03)	6.53	6.50
	Year ended 11/30/2008	29.04	.09	(12.10)	(12.01)
Class 529-E:	Six months ended 5/31/2013[4,5]	28.35	.05	5.28	5.33
	Year ended 11/30/2012	23.75	.07	4.57	4.64
	Year ended 11/30/2011	23.85	.03	(.01)	.02
	Year ended 11/30/2010	21.57	.10	2.24	2.34
	Year ended 11/30/2009	15.01	.06	6.67	6.73
	Year ended 11/30/2008	29.71	.20	(12.39)	(12.19)

22	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.18)	$(.88)	$(1.06)	$33.24	19.60%	$7,194	.86%[6]		.86%[6]		.63%[6]
(.12)	—	(.12)	28.83	20.02	5,919	.87		.87		.59
(.17)	—	(.17)	24.14	.31	5,298	.85		.85		.45
(.11)	—	(.11)	24.22	11.34	5,760	.86		.86		.78
(.23)	—	(.23)	21.87	45.88	5,733	.95		.94		.67
(.23)	(2.36)	(2.59)	15.22	(44.67)	4,237	.83		.79		1.24
—	(.88)	(.88)	31.66	19.09	51	1.62	[6]	1.62	[6]	(.13)[6]
—	—	—	27.45	19.09	50	1.63		1.63		(.19)
—	—	—	23.04	(.39)	62	1.62		1.62		(.34)
—	—	—	23.14	10.45	90	1.64		1.64		— [8]
(.03)	—	(.03)	20.95	44.73	117	1.72		1.71		(.09)
(.04)	(2.36)	(2.40)	14.50	(45.08)	100	1.60		1.56		.47
—	(.88)	(.88)	31.30	19.08	246	1.66	[6]	1.66	[6]	(.16)[6]
—	—	—	27.15	19.08	186	1.67		1.67		(.22)
—	—	—	22.80	(.47)	172	1.63		1.63		(.33)
(.01)	—	(.01)	22.90	10.45	188	1.64		1.64		.01
(.06)	—	(.06)	20.75	44.81	182	1.69		1.68		(.09)
(.07)	(2.36)	(2.43)	14.39	(45.09)	113	1.62		1.58		.46
(.16)	(.88)	(1.04)	33.29	19.55	235	.87	[6]	.87	[6]	.63 [6]
(.11)	—	(.11)	28.87	20.03	143	.86		.86		.61
(.17)	—	(.17)	24.16	.33	143	.85		.85		.44
(.13)	—	(.13)	24.23	11.32	167	.86		.86		.77
(.10)	—	(.10)	21.90	45.93	187	.91		.91		.66
(.24)	(2.36)	(2.60)	15.11	(44.68)	188	.85		.81		1.22
(.27)	(.88)	(1.15)	33.23	19.75	162	.58	[6]	.58	[6]	.92 [6]
(.19)	—	(.19)	28.88	20.35	106	.59		.59		.87
(.24)	—	(.24)	24.19	.58	72	.59		.59		.72
(.19)	—	(.19)	24.27	11.63	63	.59		.59		1.06
(.26)	—	(.26)	21.93	46.33	54	.62		.61		.69
—	—	—	15.24	(32.63)	2	.21		.19		.37
(.16)	(.88)	(1.04)	33.02	19.54	255	.94	[6]	.94	[6]	.56 [6]
(.12)	—	(.12)	28.65	19.92	197	.93		.93		.53
(.18)	—	(.18)	24.00	.32	156	.90		.90		.40
(.11)	—	(.11)	24.10	11.27	135	.91		.91		.75
(.23)	—	(.23)	21.77	45.84	110	.97		.97		.64
(.22)	(2.36)	(2.58)	15.16	(44.68)	69	.87		.83		1.22
—	(.88)	(.88)	31.75	19.03	8	1.74	[6]	1.74	[6]	(.25)[6]
—	—	—	27.54	18.96	8	1.75		1.75		(.31)
—	—	—	23.15	(.52)	10	1.72		1.72		(.43)
—	—	—	23.27	10.34	13	1.74		1.74		(.10)
(.05)	—	(.05)	21.09	44.65	14	1.80		1.80		(.18)
(.02)	(2.36)	(2.38)	14.63	(45.14)	10	1.71		1.66		.38
—	(.88)	(.88)	31.70	19.06	75	1.73	[6]	1.73	[6]	(.24)[6]
—	—	—	27.49	18.95	60	1.74		1.74		(.28)
(.01)	—	(.01)	23.11	(.53)	49	1.71		1.71		(.41)
—	—	—	23.24	10.35	44	1.72		1.72		(.07)
(.06)	—	(.06)	21.06	44.71	36	1.79		1.79		(.18)
(.05)	(2.36)	(2.41)	14.62	(45.15)	23	1.70		1.66		.39
(.09)	(.88)	(.97)	32.71	19.40	13	1.18	[6]	1.18	[6]	.31%[6]
(.04)	—	(.04)	28.35	19.59	10	1.20		1.20		.26
(.12)	—	(.12)	23.75	— [8]	8	1.19		1.19		.11
(.06)	—	(.06)	23.85	10.93	7	1.21		1.21		.44
(.17)	—	(.17)	21.57	45.45	6	1.28		1.27		.34
(.15)	(2.36)	(2.51)	15.01	(44.86)	4	1.19		1.15		.90

See footnotes on page 25.	The New Economy Fund	23

Financial highlights (continued)

		Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-F-1:	Six months ended 5/31/2013[4,5]	$28.65	$.12	$5.32	$5.44
	Year ended 11/30/2012	24.01	.19	4.62	4.81
	Year ended 11/30/2011	24.09	.16	(.03)	.13
	Year ended 11/30/2010	21.77	.21	2.27	2.48
	Year ended 11/30/2009	15.17	.15	6.73	6.88
	Year ended 11/30/2008	30.00	.32	(12.52)	(12.20)
Class R-1:	Six months ended 5/31/2013[4,5]	27.72	(.01)	5.17	5.16
	Year ended 11/30/2012	23.27	(.04)	4.49	4.45
	Year ended 11/30/2011	23.39	(.08)	(.01)	(.09)
	Year ended 11/30/2010	21.20	.01	2.21	2.22
	Year ended 11/30/2009	14.71	(.01)	6.57	6.56
	Year ended 11/30/2008	29.22	.11	(12.18)	(12.07)
Class R-2:	Six months ended 5/31/2013[4,5]	27.84	(.01)	5.19	5.18
	Year ended 11/30/2012	23.37	(.05)	4.52	4.47
	Year ended 11/30/2011	23.47	(.08)	(.02)	(.10)
	Year ended 11/30/2010	21.26	— [7]	2.21	2.21
	Year ended 11/30/2009	14.76	(.03)	6.59	6.56
	Year ended 11/30/2008	29.30	.08	(12.22)	(12.14)
Class R-3:	Six months ended 5/31/2013[4,5]	28.38	.05	5.29	5.34
	Year ended 11/30/2012	23.77	.07	4.58	4.65
	Year ended 11/30/2011	23.87	.03	(.02)	.01
	Year ended 11/30/2010	21.58	.11	2.25	2.36
	Year ended 11/30/2009	15.01	.07	6.67	6.74
	Year ended 11/30/2008	29.72	.21	(12.40)	(12.19)
Class R-4:	Six months ended 5/31/2013[4,5]	28.67	.10	5.32	5.42
	Year ended 11/30/2012	24.01	.16	4.63	4.79
	Year ended 11/30/2011	24.11	.12	(.03)	.09
	Year ended 11/30/2010	21.79	.18	2.27	2.45
	Year ended 11/30/2009	15.17	.13	6.73	6.86
	Year ended 11/30/2008	30.01	.28	(12.52)	(12.24)
Class R-5:	Six months ended 5/31/2013[4,5]	28.98	.15	5.36	5.51
	Year ended 11/30/2012	24.26	.25	4.67	4.92
	Year ended 11/30/2011	24.34	.19	(.03)	.16
	Year ended 11/30/2010	21.97	.24	2.31	2.55
	Year ended 11/30/2009	15.31	.17	6.80	6.97
	Year ended 11/30/2008	30.24	.36	(12.63)	(12.27)
Class R-6:	Six months ended 5/31/2013[4,5]	28.93	.16	5.36	5.52
	Year ended 11/30/2012	24.23	.26	4.66	4.92
	Year ended 11/30/2011	24.31	.21	(.03)	.18
	Year ended 11/30/2010	21.92	.27	2.28	2.55
	Period from 5/1/2009 to 11/30/2009[4]	17.22	.13	4.57	4.70

	Six months ended	Year ended November 30
	May 31, 2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	18%	37%	45%	47%	51%	52%

24	The New Economy Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.23)	$(.88)	$(1.11)	$32.98	19.65%	$17	.73%[6]		.73%[6]		.77%[6]
(.17)	—	(.17)	28.65	20.17	13	.74		.74		.73
(.21)	—	(.21)	24.01	.47	10	.70		.70		.62
(.16)	—	(.16)	24.09	11.47	7	.71		.71		.94
(.28)	—	(.28)	21.77	46.18	6	.78		.77		.79
(.27)	(2.36)	(2.63)	15.17	(44.58)	3	.69		.65		1.41
—	(.88)	(.88)	32.00	19.16	27	1.60	[6]	1.60	[6]	(.10)[6]
—	—	—	27.72	19.12	23	1.61		1.61		(.15)
(.03)	—	(.03)	23.27	(.41)	23	1.61		1.61		(.32)
(.03)	—	(.03)	23.39	10.46	22	1.62		1.62		.03
(.07)	—	(.07)	21.20	44.78	16	1.68		1.68		(.08)
(.08)	(2.36)	(2.44)	14.71	(45.08)	10	1.61		1.57		.50
—	(.88)	(.88)	32.14	19.15	146	1.58	[6]	1.58	[6]	(.09)[6]
—	—	—	27.84	19.13	124	1.63		1.63		(.17)
—	—	—	23.37	(.43)	112	1.63		1.63		(.33)
—	—	—	23.47	10.40	118	1.67		1.67		(.01)
(.06)	—	(.06)	21.26	44.58	108	1.81		1.80		(.19)
(.04)	(2.36)	(2.40)	14.76	(45.13)	68	1.72		1.68		.37
(.08)	(.88)	(.96)	32.76	19.42	207	1.16	[6]	1.16	[6]	.33 [6]
(.04)	—	(.04)	28.38	19.62	168	1.18		1.18		.28
(.11)	—	(.11)	23.77	.04	150	1.17		1.17		.13
(.07)	—	(.07)	23.87	10.98	150	1.18		1.18		.47
(.17)	—	(.17)	21.58	45.39	127	1.25		1.24		.36
(.16)	(2.36)	(2.52)	15.01	(44.83)	78	1.17		1.13		.93
(.19)	(.88)	(1.07)	33.02	19.57	192	.84	[6]	.84	[6]	.64 [6]
(.13)	—	(.13)	28.67	20.06	150	.85		.85		.61
(.19)	—	(.19)	24.01	.35	132	.85		.85		.45
(.13)	—	(.13)	24.11	11.28	111	.86		.86		.79
(.24)	—	(.24)	21.79	45.97	85	.90		.90		.71
(.24)	(2.36)	(2.60)	15.17	(44.67)	49	.84		.80		1.25
(.27)	(.88)	(1.15)	33.34	19.73	171	.54	[6]	.54	[6]	.95 [6]
(.20)	—	(.20)	28.98	20.45	131	.54		.54		.92
(.24)	—	(.24)	24.26	.64	111	.54		.54		.76
(.18)	—	(.18)	24.34	11.65	133	.56		.56		1.08
(.31)	—	(.31)	21.97	46.45	165	.59		.59		.99
(.30)	(2.36)	(2.66)	15.31	(44.50)	157	.53		.49		1.58
(.29)	(.88)	(1.17)	33.28	19.80	716	.49	[6]	.49	[6]	1.01 [6]
(.22)	—	(.22)	28.93	20.48	512	.49		.49		.97
(.26)	—	(.26)	24.23	.70	340	.49		.49		.81
(.16)	—	(.16)	24.31	11.68	270	.51		.51		1.17
—	—	—	21.92	27.29	154	.54	[6]	.54	[6]	1.06 [6]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than .01%.

See Notes to Financial Statements

The New Economy Fund	25

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2012, through May 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

26	The New Economy Fund

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 12/1/2012	Ending account value 5/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,196.01	$4.71	.86%
Class A — assumed 5% return	1,000.00	1,020.64	4.33	.86
Class B — actual return	1,000.00	1,190.89	8.85	1.62
Class B — assumed 5% return	1,000.00	1,016.85	8.15	1.62
Class C — actual return	1,000.00	1,190.78	9.07	1.66
Class C — assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class F-1 — actual return	1,000.00	1,195.48	4.76	.87
Class F-1 — assumed 5% return	1,000.00	1,020.59	4.38	.87
Class F-2 — actual return	1,000.00	1,197.48	3.18	.58
Class F-2 — assumed 5% return	1,000.00	1,022.04	2.92	.58
Class 529-A — actual return	1,000.00	1,195.39	5.15	.94
Class 529-A — assumed 5% return	1,000.00	1,020.24	4.73	.94
Class 529-B — actual return	1,000.00	1,190.28	9.50	1.74
Class 529-B — assumed 5% return	1,000.00	1,016.26	8.75	1.74
Class 529-C — actual return	1,000.00	1,190.62	9.45	1.73
Class 529-C — assumed 5% return	1,000.00	1,016.31	8.70	1.73
Class 529-E — actual return	1,000.00	1,194.05	6.45	1.18
Class 529-E — assumed 5% return	1,000.00	1,019.05	5.94	1.18
Class 529-F-1 — actual return	1,000.00	1,196.55	4.00	.73
Class 529-F-1 — assumed 5% return	1,000.00	1,021.29	3.68	.73
Class R-1 — actual return	1,000.00	1,191.58	8.74	1.60
Class R-1 — assumed 5% return	1,000.00	1,016.95	8.05	1.60
Class R-2 — actual return	1,000.00	1,191.49	8.63	1.58
Class R-2 — assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class R-3 — actual return	1,000.00	1,194.17	6.35	1.16
Class R-3 — assumed 5% return	1,000.00	1,019.15	5.84	1.16
Class R-4 — actual return	1,000.00	1,195.65	4.60	.84
Class R-4 — assumed 5% return	1,000.00	1,020.74	4.23	.84
Class R-5 — actual return	1,000.00	1,197.31	2.96	.54
Class R-5 — assumed 5% return	1,000.00	1,022.24	2.72	.54
Class R-6 — actual return	1,000.00	1,198.01	2.69	.49
Class R-6 — assumed 5% return	1,000.00	1,022.49	2.47	.49

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The New Economy Fund	27

Offices

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

28	The New Economy Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2013, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental Investors®
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund Investment Portfolio May 31, 2013 unaudited

Common stocks 90.18%
		Value
Health care 21.69%	Shares	(000)

Gilead Sciences, Inc.[1]	5,413,300	$ 294,917
Alexion Pharmaceuticals, Inc.[1]	1,522,600	148,514
Hologic, Inc.[1]	7,054,550	146,382
Thermo Fisher Scientific Inc.	1,416,000	125,033
Forest Laboratories, Inc.[1]	2,400,000	95,400
Illumina, Inc.[1]	1,271,376	89,403
Grifols, SA, Class A1,2	1,601,000	58,588
Grifols, SA, Class B2	1,029,175	27,649
BioMarin Pharmaceutical Inc.[1]	1,355,730	85,004
Biogen Idec Inc.[1]	335,600	79,702
Allergan, Inc.	724,700	72,100
William Demant Holding A/S1,2	873,000	69,669
McKesson Corp.	600,000	68,316
Celesio AG2	3,167,000	65,463
Stryker Corp.	984,000	65,328
UnitedHealth Group Inc.	962,100	60,256
Mesoblast Ltd.[1,2]	9,975,000	59,085
Exelixis, Inc.[1,3]	11,930,900	57,746
NuVasive, Inc.[1,3]	2,250,286	48,876
St. Jude Medical, Inc.	1,120,000	48,418
Insulet Corp.[1]	1,503,476	44,894
Amgen Inc.	418,000	42,022
Merck KGaA[2]	226,278	35,813
Medtronic, Inc.	700,000	35,707
Aetna Inc.	577,000	34,839
QIAGEN NV1,2	1,725,814	32,416
Endo Health Solutions Inc.[1]	589,700	21,406
Orthofix International NV1	700,000	19,348
Edwards Lifesciences Corp.[1]	287,800	19,127
Hill-Rom Holdings, Inc.	518,000	18,715
Teva Pharmaceutical Industries Ltd. (ADR)	319,000	12,186
Zimmer Holdings, Inc.	116,000	9,107
Centene Corp.[1]	176,000	8,712
ArthroCare Corp.[1]	213,700	7,251
		2,107,392
Consumer discretionary 19.83%

Galaxy Entertainment Group Ltd.[1,2]	49,909,000	259,859
Netflix, Inc.[1]	1,098,000	248,422
lululemon athletica inc.[1]	1,714,100	133,374
Sky Deutschland AG1,2	16,303,088	109,090
MGM China Holdings Ltd.[2]	36,772,000	98,028
Daily Mail and General Trust PLC, Class A, nonvoting[2]	8,020,821	93,014
Amazon.com, Inc.[1]	333,200	89,641
News Corp., Class A	2,679,164	86,028
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Sands China Ltd.[2]	15,342,800	$ 81,396
Melco Crown Entertainment Ltd. (ADR)[1]	2,881,000	68,510
DIRECTV[1]	1,012,100	61,870
Lions Gate Entertainment Corp.[1]	2,105,000	60,624
Comcast Corp., Class A	1,476,400	59,277
Time Warner Inc.	900,000	52,533
SJM Holdings Ltd.[2]	17,342,000	47,184
Reed Elsevier PLC[2]	3,430,000	38,430
Home Depot, Inc.	467,500	36,774
ProSiebenSAT.1 Media AG, nonvoting preferred[1,2]	896,000	35,894
Kingfisher PLC[2]	6,500,000	34,014
JCDecaux SA2	1,200,000	31,130
Garmin Ltd.	850,000	29,690
WPP PLC[2]	1,650,000	28,182
John Wiley & Sons, Inc., Class A	700,000	27,790
NIKE, Inc., Class B	364,800	22,494
CTC Media, Inc.	1,800,000	21,492
Zhongsheng Group Holdings Ltd.[2]	14,264,500	17,727
Time Warner Cable Inc.	183,014	17,480
Rakuten, Inc.[2]	1,360,000	15,074
YUM! Brands, Inc.	214,500	14,532
Multi Screen Media Private Ltd.[1,2,4]	79,866	6,608
		1,926,161
Information technology 19.28%

Google Inc., Class A1	240,700	209,508
Samsung Electronics Co. Ltd.[2]	90,437	121,961
Accenture PLC, Class A	1,230,000	100,995
Texas Instruments Inc.	2,555,000	91,699
NetEase, Inc. (ADR)	1,398,000	89,374
Intuit Inc.	1,520,000	88,829
Microsoft Corp.	2,129,400	74,273
Baidu, Inc., Class A (ADR)[1]	749,000	72,383
Youku Inc., Class A (ADR)[1]	3,240,000	66,258
Oracle Corp.	1,827,000	61,680
Yahoo! Inc.[1]	2,335,000	61,411
AAC Technologies Holdings Inc.[2]	10,096,000	56,958
Gemalto NV2	666,300	55,945
Adobe Systems Inc.[1]	1,275,000	54,710
SINA Corp.[1]	900,000	51,930
Rackspace Hosting, Inc.[1]	1,330,400	49,930
Motorola Solutions, Inc.	830,000	48,107
Murata Manufacturing Co., Ltd.[2]	620,000	47,026
Delta Electronics, Inc.[2]	9,598,000	45,844
Yandex NV, Class A1	1,675,000	45,493
Hexagon AB, Class B2	1,426,838	41,270
Trimble Navigation Ltd.[1]	1,400,000	39,060
Autodesk, Inc.[1]	1,000,000	37,730
Mail.Ru Group Ltd. (GDR)[2]	1,300,000	36,211
SAP AG1,2	441,000	33,589
eBay Inc.[1]	600,000	32,460
Logitech International SA	3,500,000	24,185
FactSet Research Systems, Inc.	213,200	20,934
EMC Corp.[1]	750,000	18,570
Common stocks
		Value
Information technology (continued)	Shares	(000)

Avago Technologies Ltd.	425,000	$ 16,027
ASML Holding NV2	186,340	15,365
AOL Inc.	442,108	15,323
CoStar Group, Inc.[1]	105,000	11,740
Hittite Microwave Corp.[1]	215,000	11,670
Avid Technology, Inc.[1]	1,800,000	11,484
Maxim Integrated Products, Inc.	350,000	10,322
Nokia Corp.[1,2]	800,000	2,750
		1,873,004
Financials 9.16%

AIA Group Ltd.[2]	18,542,200	81,828
SVB Financial Group[1]	835,000	64,621
State Street Corp.	932,700	61,726
Wells Fargo & Co.	1,362,300	55,241
Assured Guaranty Ltd.	2,400,000	54,288
Aberdeen Asset Management PLC[2]	7,370,000	51,483
Chongqing Rural Commercial Bank Co., Ltd., Class H2	97,595,000	49,192
Principal Financial Group, Inc.	1,200,000	45,420
Agricultural Bank of China, Class H2	97,780,000	45,109
JPMorgan Chase & Co.	800,000	43,672
Marsh & McLennan Companies, Inc.	1,000,000	40,020
HSBC Holdings PLC (Hong Kong)[2]	3,557,774	39,003
Industrial and Commercial Bank of China Ltd., Class H2	48,736,000	34,090
Banco Santander, SA1,2	4,745,337	34,089
Fifth Third Bancorp	1,800,000	32,760
HDFC Bank Ltd.[2]	2,550,000	31,623
Bank of China Ltd., Class H2	55,556,000	26,188
Longfor Properties Co. Ltd.[2]	13,800,000	23,212
China Construction Bank Corp., Class H2	27,994,050	22,628
Primerica, Inc.	425,000	14,969
Kotak Mahindra Bank Ltd.[2]	894,917	12,363
UBS AG2	615,000	10,697
Citigroup Inc.	152,000	7,902
Stewart Information Services Corp.	280,000	7,753
		889,877
Industrials 8.64%

Nielsen Holdings NV	3,704,000	125,603
Ryanair Holdings PLC (ADR)	2,274,700	111,096
PT AKR Corporindo Tbk[2]	173,899,680	94,776
Union Pacific Corp.	437,977	67,720
CSX Corp.	2,654,722	66,926
AirAsia Bhd.[2]	62,860,000	64,752
Verisk Analytics, Inc., Class A1	991,000	58,291
Sensata Technologies Holding NV1	1,530,800	53,731
JG Summit Holdings, Inc.[2]	39,349,100	42,726
MSC Industrial Direct Co., Inc., Class A	450,000	37,201
Alliance Global Group, Inc.[2]	58,300,000	33,059
Waste Management, Inc.	643,300	26,974
United Continental Holdings, Inc.[1]	787,500	25,562
United Parcel Service, Inc., Class B	210,000	18,039
FedEx Corp.	71,700	6,908
Beacon Roofing Supply, Inc.[1]	156,000	6,430
		839,794
Common stocks
		Value
Telecommunication services 4.53%	Shares	(000)

SOFTBANK CORP.[2]	3,463,000	$ 173,210
Crown Castle International Corp.[1]	1,191,300	84,880
Vodafone Group PLC[2]	14,000,000	40,572
Millicom International Cellular SA (SDR)[2]	443,269	35,501
MTN Group Ltd.[2]	1,800,000	32,641
Avanti Communications Group PLC[1,2,3]	6,933,372	28,170
tw telecom inc.[1]	480,000	13,694
Sprint Nextel Corp., Series 1[1]	1,796,314	13,113
Telephone and Data Systems, Inc.	326,100	7,582
Leap Wireless International, Inc.[1]	982,252	5,550
United States Cellular Corp.[1]	139,500	5,538
		440,451
Energy 1.28%

Schlumberger Ltd.	1,122,400	81,969
FMC Technologies, Inc.[1]	752,400	41,878
		123,847
Consumer staples 0.73%

Costco Wholesale Corp.	650,000	71,286
Utilities 0.27%

ENN Energy Holdings Ltd.[2]	4,700,000	26,389
Miscellaneous 4.77%

Other common stocks in initial period of acquisition		463,357
Total common stocks (cost: $6,124,165,000)		8,761,558
Preferred stocks 0.10%

Financials 0.10%

First Niagara Financial Group, Inc., Series B, 8.625%	208,613	6,037
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	160,000	4,077
Total preferred stocks (cost: $9,215,000)		10,114
	Principal amount
Short-term securities 9.42%	(000)

Freddie Mac 0.097%–0.16% due 6/24/2013–4/21/2014	$153,580	153,523
Fannie Mae 0.10%–0.18% due 6/25–8/19/2013	141,600	141,592
Coca-Cola Co. 0.09%–0.18% due 6/18–12/5/2013[5]	128,100	128,086
Federal Home Loan Bank 0.11%–0.125% due 7/2–7/24/2013	79,100	79,095
Merck & Co. Inc. 0.08%–0.10% due 6/17–7/29/2013[5]	57,700	57,695
Abbott Laboratories 0.11%–0.13% due 6/25–7/16/2013[5]	56,865	56,860
U.S. Treasury Bills 0.121%–0.193% due 8/15–8/22/2013	54,700	54,697
United Technologies Corp. 0.08% due 6/24/2013[5]	40,000	39,998
Wells Fargo & Co. 0.15%–0.18% due 8/6–8/14/2013	34,500	34,485
Wal-Mart Stores, Inc. 0.03%–0.06% due 6/3–6/27/2013[5]	30,084	30,083
Honeywell International Inc. 0.12% due 9/24/2013[5]	26,300	26,289
	Principal amount	Value
Short-term securities	(000)	(000)

Chevron Corp. 0.07% due 7/9/2013[5]	$25,000	$ 24,998
Federal Farm Credit Banks 0.19% due 8/13/2013	25,000	24,998
Private Export Funding Corp. 0.21% due 12/16/2013[5]	25,000	24,971
John Deere Credit Ltd. 0.07% due 6/20/2013[5]	20,700	20,699
Chariot Funding, LLC 0.18% due 6/26/2013[5]	15,000	14,999
NetJets Inc. 0.03% due 6/5/2013[5]	1,800	1,800
Total short-term securities (cost: $914,816,000)		914,868
Total investment securities (cost: $7,048,196,000)		9,686,540
Other assets less liabilities		28,692
Net assets		$9,715,232

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,888,440,000, which represented 29.73% of the net assets of the fund. This amount includes $2,881,832,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $31,574,000) may be subject to legal or contractual restrictions on resale.
[5]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $426,478,000, which represented 4.39% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-014-0713O-S37731

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 31, 2013

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 31, 2013